Note 16 - Share-Based Compensation (Details) - Fair Value Inputs Assets Quantitative Information (USD $)	1 Months Ended
	Jan. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jan. 31, 2011
Fair Value Inputs Assets Quantitative Information [Abstract]
Fair value of options granted (in Dollars per share)	$ 2.20		$ 2.14		$ 2.25		$ 3.09
Risk-free rate of return	0.84%		0.91%		0.90%		1.99%
Expected option life in years	7 years		7 years		7 years		7 years
Expected volatility	31.48%		31.48%		31.48%		33.02%
Expected dividends (1) (in Dollars per share)	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	To date, the Company has not paid cash dividends on its common stock.